SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of revenues, cost of revenues, and gross profits by segment

	Years ended December 31,
	2017	2018	2019

Net revenues:
PRC kindergartens	105,679	124,175	131,427
PRC play-and-learn centers	29,871	26,777	24,901
Singapore kindergartens, student care centers and others	—	—	19,073
Others	5,253	5,546	6,882
Total net revenues	140,803	156,498	182,283

Cost of revenues:
PRC kindergartens	88,281	108,140	113,315
PRC play-and-learn centers	18,129	15,694	14,269
Singapore kindergartens, student care centers and others	—	—	16,200
Others	4,867	7,030	11,750
Total cost of revenues	111,277	130,864	155,534

Gross profit
PRC kindergartens	17,398	16,035	18,112
PRC play-and-learn centers	11,742	11,083	10,632
Singapore kindergartens, student care centers and others	—	—	2,873
Others	386	(1,484)	(4,868)
Total gross profit	29,526	25,634	26,749

Summary of Company's revenues and long lived assets by geographic areas

	Years ended December 31,
	2017	2018	2019
Net Revenues:
PRC	140,803	156,498	163,210
Singapore	—	—	19,073
	140,803	156,498	182,283

	As of December 31,
	2018	2019
Long-lived assets:
PRC	100,309	208,579
Singapore	—	9,765
	100,309	218,344